CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		149 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 17,475	$ 46,383	$ 1,208,531
Cost of sales	694	19,765	550,834
Gross profit	16,781	26,618	657,697
Operating expenses:
Research and development	465,461	1,467,078	64,291,111
Marketing, general and administrative	2,126,546	1,768,612	34,659,484
Impairment of investment	58,695		58,695
Depreciation and amortization	31,963	56,958	883,325
Total operating expenses	2,682,665	3,292,648	99,892,615
Net loss from operations	(2,665,884)	(3,266,030)	(99,234,918)
Other income (expenses):
Development revenues			117,500
Loss on change of fair value of derivative liability	(25,026)		(25,026)
Interest income		2	762,277
Other income	7,277	245,554	252,831
Interest expense	(2,013,404)	(2,138,982)	(12,893,921)
Total other expenses	(2,031,153)	(1,893,426)	(11,786,339)
Net loss before income taxes	(4,697,037)	(5,159,456)	(111,021,257)
Income taxes (benefit)
NET LOSS	$ (4,697,037)	$ (5,159,456)	$ (111,021,257)
Net loss per common share, basic and diluted (in dollars per share)	$ (0.08)	$ (0.19)
Weighted average number of common shares outstanding, basic and diluted (in shares)	57,089,902	27,167,539